Summary of Significant Accounting Policies (Details)			6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)	Sep. 30, 2024 HKD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 HKD ($)	Oct. 01, 2024 HKD ($)	Oct. 01, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate per share | (per share)			$ 7.7693	$ 1		$ 7.8259	$ 1
Time deposits	$ 2,160,803	$ 2,122,286	$ 2,160,803			$ 2,122,286					$ 278,121	$ 271,187			$ 7,290,846
Maturity period		5 years				5 years						5 years
Deposit		$ 500,000				$ 500,000						$ 63,890
Cash and cash equivalent	2,541,013	1,622,286	2,541,013			1,622,286		$ 10,437,835			327,059	207,297
Provision for credit losses for accounts receivable	23,957	225	23,957		$ 57,453	225		241,959			3,084	29			30,918	$ 189,016
Provision for credit losses for other receivables	57,135	729	57,135		55,467	729		151,916			7,354	94			$ 19,412	$ 80,997
Deferred charge			643,791	$ 82,863	3,883,579	5,845,071	$ 746,888	3,936,449
Accumulated deferred IPO cost	$ 13,490,558	$ 12,846,767	13,490,558			12,846,767		7,001,696			$ 1,736,393	$ 1,641,571
Selling and marketing expense			$ 173,392	22,318	181,901	$ 321,857	$ 41,127	448,847
Contributions percentage						5.00%	5.00%
Lease term	12 months	12 months	12 months			12 months					12 months	12 months
Operating lease expense			$ 140,688	$ 18,108	$ 152,412	$ 302,870	$ 38,701	304,824
Tax benefit, percentage			50.00%	50.00%
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit									$ 800,000	$ 102,225
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Provision for credit losses for other receivables		$ 729				729		$ 151,916				$ 93
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income						7,000
Employee’s monthly income increase						1,500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income						30,000
Employee’s monthly income increase						$ 30,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Provision for credit losses for accounts receivable													$ 189,671	$ 24,236
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Maturity period									5 years	5 years
Subsequent Event [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit									$ 500,000	$ 64,355
Subsequent Event [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit									$ 800,000	$ 102,969
One Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	14.30%	17.40%				11.10%	11.10%	19.00%
One Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			10.20%	10.20%	10.20%	11.00%	11.00%	14.00%
Two Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	12.50%	15.30%				11.10%	11.10%	19.50%
Two Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			10.20%	10.20%	10.20%	11.00%	11.00%	10.50%
Seven Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage		11.10%				17.40%	17.40%
Five Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage		11.10%				15.30%	15.30%
Six Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage		11.10%				15.30%	15.30%
Three Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage						11.10%	11.10%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage						12.50%	12.50%	10.50%
Four Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage						11.10%	11.10%
Three Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	12.50%	15.30%
Three Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			10.30%	10.30%	10.20%
Four Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage		11.10%
Four Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			11.60%	11.60%	11.50%
Cumulative effect adjustment [Member]
Summary of Significant Accounting Policies [Line Items]
Provision for credit losses for other receivables													$ 125,657	$ 16,057